Washington Mutual
Investors Fund

(Illustration of Colonial Surveyors)

For the Quarter Ended
July 31, 1997

(Logo) The American Funds Group(R)

Fellow Shareholders

In the three months ended July 31 _ the first quarter of Washington Mutual's fiscal year _ the value of an investment in the Fund recorded an unusually large gain _ 18.8% including reinvestment of dividends. The U.S. equity market as a whole posted a similar increase _ 19.6% as measured by the unmanaged Standard & Poor's 500 Composite Index, also with dividends reinvested.

The stock market's strong showing reflected a highly favorable confluence of events, including continued increases in corporate earnings, a steady flow of increased dividends, rising employment, low inflation, progress toward a balanced federal budget and passage by Congress of legislation reducing taxes on realized capital gains.

It would be unrealistic to expect such ideal conditions to continue for any extended period, or for the market to keep rising without interruption. We would remind all of our shareholders that stock prices can fluctuate widely. Accordingly, we encourage you to maintain a long-term perspective on your holdings.

The portfolio included in this report reflects ownership of 146 companies in 28 industries. On July 31, 1997, the 10 largest industry positions as a percentage of net assets were: Banking (14.9%), Health & Personal Care (11.8%), Energy Sources (10.5%), Telecommunications (8.1%), Electric & Gas Utilities (7.9%), Insurance (6.4%), Merchandising (4.5%), Financial Services (4.2%), Business & Public Services (3.7%), and Chemicals (3.6%).

Ten new names have appeared in the portfolio since April 30, 1997: AMP, Avon Products, Chrysler, Electronic Data Systems, NIKE, Rite Aid, Student Loan Marketing, Wells Fargo, Whirlpool, and Witco. Shares of Masco, Maytag and PNC Bank were eliminated. During the quarter, PanEnergy was acquired by Duke Power, and Tambrands was taken over by Procter & Gamble.

We are pleased to report that Washington Mutual has once again been selected for the annual Forbes Mutual Fund Honor Roll.

We hope you enjoyed your summer and look forward to reporting to you again in another three months. As always, we welcome your comments.

Cordially,

(signatures)

          Stephen Hartwell    James H. Lemon, Jr. Harry J. Lister
          Chairman            Vice Chairman       President

September 12, 1997

The figures in this report reflect past results and are not predictive of future results. Fund results in this report were calculated without a sales charge. Share price and return will vary, so you may lose money by investing in the Fund. The shorter the time period of your investment, the greater the possibility of loss. Fund shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity or person.

(Logo) Washington Mutual Investors Fund
Your Investment Account
As of July 31, 1997

Each $1,000 of Net Assets Represented:

                                                                  Which Has
   This                                                             Paid
  Amount                                                          Dividends
 Invested              In This Company                              Since

$   7.90   Aetna Inc.                                               1934
    8.91   Albertson_s, Inc.                                        1960
    2.86   AlliedSignal Inc.                                        1887
   11.11   Allstate Corp.                                           1993
    4.98   American Electric Power Company, Inc.                    1909
    7.50   American Express Co.                                     1870
    8.43   American General Corp.                                   1929
   18.10   American Home Products Corp.                             1919
   23.17   Ameritech Corp.                                          1984
   20.23   Amoco Corp.                                              1894
    2.87   Amp Inc.                                                 1951
     .83   Atlantic Energy, Inc.                                    1919
   29.54   Atlantic Richfield Co.                                   1927
   23.86   AT&T Corp.                                               1881
    2.13   Avon Products, Inc.                                      1919
    1.61   Baltimore Gas & Electric Co.                             1910
    5.22   Banc One Corp.                                           1935
   19.36   Bank of New York Co., Inc.                               1785
    9.92   BankAmerica Corp.                                        1989
    5.67   Bankers Trust New York Corp.                             1904
    3.04   Barnett Banks, Inc.                                      1945
    3.56   Bell Atlantic Corp.                                      1984
    5.55   Beneficial Corp.                                         1929
    1.99   Boeing Co.                                               1942
    8.95   Bristol-Myers Squibb Co.                                 1900
     .78   Brooklyn Union Gas Co.                                   1949
    9.60   Browning-Ferris Industries, Inc.                         1950
    4.12   Carolina Power & Light Co.                               1937
    5.55   Caterpillar Inc.                                         1914
    2.71   Central and South West Corp.                             1947
   15.10   Chase Manhattan Corp.                                    1827
   13.03   Chevron Corp.                                            1912
   15.04   Chrysler Corp.                                           1984
    6.05   CIGNA Corp.                                              1867
     .68   CINergy Corp.                                            1853
    5.02   Cognizant Corp.                                          1997
    3.28   Colgate-Palmolive Co.                                    1895
    1.09   Comerica Inc.                                            1936
    5.48   Consolidated Edison Co. of New York, Inc.                1885
    3.51   Consolidated Natural Gas Co.                             1944
   11.88   CoreStates Financial Corp                                1844
    6.01   CPC International Inc.                                   1920
    1.96   CSX Corp.                                                1922
    4.23   Dana Corp.                                               1936
    1.25   Deluxe Corp.                                             1921
     .63   Dominion Resources, Inc.                                 1925
    2.16   Dow Jones & Co., Inc.                                    1906
    2.05   Dresser Industries, Inc.                                 1948
    3.17   DTE Energy Co.                                           1909
   11.70   Duke Energy Corp.                                        1926
    3.29   Dun & Bradstreet Corp.                                   1934
   23.11   E.I. du Pont de Nemours and Co.                          1904
    1.94   Eastman Kodak Co.                                        1902
    5.48   Eaton Corp.                                              1923
    3.21   Echlin Inc.                                              1950
    4.22   Edison International                                     1909
    5.97   Electronic Data Systems Corp.                            1984
    3.10   Emerson Electric Co.                                     1947
    4.65   Exxon Corp.                                              1882
    9.98   Federal National Mortgage Assn.                          1956
   13.97   First Chicago NBD Corp.                                  1996
    5.57   First Union Corp.                                        1914
   12.19   Fleet Financial Group, Inc.                              1791
    4.50   Florida Progress Corp.                                   1937
    2.21   FPL Group, Inc.                                          1944
    1.72   Gannett Co., Inc.                                        1929
    1.82   General Electric Co.                                     1899
   10.66   General Mills, Inc.                                      1898
   11.64   General Re Corp.                                         1934
    6.16   Genuine Parts Co.                                        1948
    4.10   Goodyear Tire & Rubber Co.                               1937
    2.69   GTE Corp.                                                1936
   17.59   Household International, Inc.                            1926
    4.22   Houston Industries Inc.                                  1922
    1.33   Ingersoll-Rand Co.                                       1910
   16.58   International Paper Co.                                  1946
    1.44   Johnson & Johnson                                        1905
    5.86   Kellogg Co.                                              1923
    4.25   Kerr-McGee Corp.                                         1941
    3.59   KeyCorp                                                  1963
    3.07   Kimberly-Clark Corp.                                     1935
   18.61   Eli Lilly and Co.                                        1885
    6.17   Lincoln National Corp.                                   1920
    3.59   Louisiana-Pacific Corp.                                  1973
    4.92   Marsh & McLennan Companies, Inc.                         1923
     .94   McKesson Corp.                                           1995
   11.71   Merck & Co., Inc.                                        1935
    1.37   Minnesota Mining and Manufacturing Co.                   1916
    2.32   Mobil Corp.                                              1902
    4.39   Monsanto Co.                                             1925
    8.70   J.P. Morgan & Co. Inc.                                   1892
    3.02   National City Corp.                                      1936
   10.69   NationsBank Corp.                                        1903
     .61   NIKE, Inc., Class B                                      1984
    7.79   Norfolk Southern Corp.                                   1901
    1.09   Northeast Utilities                                      1927
    7.29   Norwest Corp.                                            1939
     .53   OGE Energy Corp.                                         1908
    1.94   PG&E Corp.                                               1919
    1.67   Parker Hannifin Corp.                                    1949
    2.72   PECO Energy Co.                                          1902
   18.80   J.C. Penney Co., Inc.                                    1922
    4.76   PepsiCo, Inc.                                            1952
    7.79   Pfizer Inc                                               1901
   10.98   Pharmacia & Upjohn, Inc.                                 1996
    2.33   Phelps Dodge Corp.                                       1987
    4.12   Pitney Bowes Inc.                                        1934
    5.77   PPG Industries, Inc.                                     1899
    2.77   PP & L Resources, Inc.                                   1946
    3.29   Procter & Gamble Co.                                     1891
    2.73   Public Service Enterprise Group Inc.                     1907
     .93   Puget Sound Energy, Inc.                                 1943
    7.83   Raytheon Co.                                             1964
    2.25   Rite Aid Corp.                                           1968
    1.52   Rockwell International Corp.                             1948
    2.53   Sara Lee Corp.                                           1946
    6.34   SBC Communications Inc.                                  1984
    8.82   Schering-Plough Corp.                                    1952
    2.78   Sherwin-Williams Co.                                     1979
    2.18   Signet Banking Corp.                                     1963
    6.34   Southern Co.                                             1948
    2.66   Sprint Corp.                                             1939
    7.53   St. Paul Companies, Inc.                                 1872
    1.30   Student Loan Marketing Assn.                             1983
    3.71   SunTrust Banks, Inc.                                     1985
   27.57   Texaco Inc.                                              1903
    1.68   Thomas & Betts Corp.                                     1934
    4.73   TRW Inc.                                                 1936
    4.34   Union Electric Co.                                       1906
    9.26   Union Pacific Corp.                                      1900
    2.69   United Technologies Corp.                                1936
    3.17   Unocal Corp.                                             1916
   18.51   U S WEST Communications Group                            1984
    1.56   VF Corp.                                                 1941
    3.82   Wachovia Corp.                                           1936
    1.32   Walgreen Co.                                             1933
   14.00   Wal-Mart Stores, Inc.                                    1973
   25.88   Warner-Lambert Co.                                       1926
    7.71   Waste Management, Inc. (formerly WMX Technologies)       1976
    3.18   Wells Fargo & Co.                                        1936
    5.31   Westvaco Corp.                                           1892
     .99   Whirlpool Corp.                                          1929
    1.19   Whitman Corp.                                            1950
     .44   Wisconsin Energy Corp.                                   1939
     .40   Witco Corp.                                              1950
   10.07   Xerox Corp.                                              1930

Stocks in initial period of acquisition _ $20.02
Excess of United States Treasury bills, cash, and receivables over payables _ $38.55

On July 31, 1997 the Fund's net asset value per share was $30.66, and net assets were $34,617,842,499

Each $1,000 of Net Assets Was Invested In These Industries:

Energy
     Energy Sources                                               $104.75
     Utilities: Electric & Gas                                      79.15
Materials
     Chemicals                                                      36.44
     Forest Products & Paper                                        25.49
     Metals: Nonferrous                                              2.33
Capital Equipment
     Aerospace & Military Technology                                12.51
     Data Processing & Reproduction                                 10.08
     Electrical & Electronics                                        4.93
     Electronic Components                                           4.55
     Energy Equipment                                                2.05
     Industrial Components                                          29.43
     Machinery & Engineering                                         8.55
Consumer Goods
     Appliances & Household Durables                          $       .99
     Automobiles                                                    15.04
     Beverages                                                       4.76
     Food & Household Products                                      31.65
     Health & Personal Care                                        118.42
     Recreation & Other Consumer Products                            1.94
     Textiles & Apparel                                              2.16

Services
     Broadcasting & Publishing                                       3.88
     Business & Public Services                                     36.97
     Merchandising                                                  45.27
     Telecommunications                                             80.78
     Transportation: Rail                                           19.01

Finance
     Banking                                                      $149.20
     Financial Services                                             41.91
     Insurance                                                      63.77

Multi-Industry
     Multi-Industry                                                  5.42

Stocks in initial period of acquisition                             20.02
Excess of United States Treasury bills, cash, and
     receivables over payables                                      38.55

This report is for the information of shareholders of Washington Mutual Investors Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.


Washington Mutual Investors Fund

Directors

Stephen Hartwell, Chairman of the Board
James H. Lemon, Jr., Vice Chairman
Harry J. Lister, President
Cyrus A. Ansary
John A. Beck
Fred J. Brinkman
Daniel J. Callahan III
James C. Miller III
Thomas J. Owen
Jean Head Sisco
T. Eugene Smith
Leonard P. Steuart II
Margita E. White
Stephen G. Yeonas

Advisory Board

Charles A. Bowsher
Mary K. Bush
Vernon W. Holleman, Jr.
Katherine D. Ortega
J. Knox Singleton
William B. Snyder
Robert F. Tardio

Directors Emeritus

Bernard J. Nees, Chairman Emeritus
Charles T. Akre
Nathan A. Baily
Frank M. Ewing

OTHER OFFICERS

Howard L. Kitzmiller
Ralph S. Richard
Lois A. Erhard
Michael W. Stockton

Office of the Fund and the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443
135 South State College Blvd.
Brea, CA 92821-5804

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Custodian

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001

Transfer Agent

American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, CA 92822-2205

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

For information about your account or any of the Fund's services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web.

WMIF-012-0997